Consolidated Statements of Stockholders' Equity (Deficit) - USD ($)	Total	Preferred Stock	Common Stock	Additional Paid-in Capital	Statutory Reserves	Accumulated Earning/(Deficit)	Accumulated Other Comprehensive Income
Balance at Dec. 31, 2015	$ 11,675,635		$ 11,937,565	$ 19,147		$ (326,504)	$ 45,428
Balance, shares at Dec. 31, 2015			75,000,000
Shares issued for cash	250,000		$ 250,000
Shares issued for cash, shares			25,000,000
Net loss	(908,761)					(908,761)
Foreign currency translation	(523,228)						(523,228)
Balance at Dec. 31, 2016	10,493,646		$ 12,187,565	19,147		(1,235,265)	(477,800)
Balance, shares at Dec. 31, 2016			100,000,000
Capital contributions by owners	255,468		$ 119,842	135,626
Imputed interest	3,357			3,357
Shareholder interest payable converted to paid-in capital	48,158			48,158
Net loss	(746,118)					(764,118)
Foreign currency translation	572,235						572,235
Balance at Dec. 31, 2017	10,626,746		$ 12,307,407	$ 206,288		$ (1,981,384)	$ 94,435
Balance, shares at Dec. 31, 2017			100,000,000
Net loss	(309,176)
Foreign currency translation	403,284
Balance at Mar. 31, 2018	$ 10,721,619